AST TARGET MATURITY CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 100.3%
Asset-Backed Securities — 16.7%
Automobiles — 7.5%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	800	$823,460
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	500	503,573
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	581,429
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	564,864
Series 2022-03A, Class A, 144A
4.620%	02/20/27	1,456	1,455,893
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,520	2,539,303
Series 2023-03A, Class A, 144A
5.440%	02/22/28	900	916,654
Series 2024-01A, Class A, 144A
5.360%	06/20/30	500	513,879
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	685	697,814
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	285	290,711
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	500	490,103
Series 2021-04, Class C
1.380%	07/15/27	150	144,005
Series 2022-01, Class C
2.200%	11/15/27	50	48,297
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	1,470	1,418,629
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	850,866
Series 2021-A, Class C
0.830%	08/15/28	350	343,296
Series 2023-01, Class A, 144A
4.850%	08/15/35	1,600	1,629,525
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,000	1,034,478
Series 2024-01, Class A, 144A
4.870%	08/15/36	1,800	1,837,843
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	290,604
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,200	1,211,960
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	500	495,464
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	94,340
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	1,500	$1,515,611
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	700	659,207
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	876	869,514
Series 2021-01A, Class A, 144A
0.870%	07/14/28	574	562,337
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	1,892	1,889,491
Series 2023-01A, Class A, 144A
5.410%	11/14/29	1,900	1,935,511
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	500	488,540
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	400	403,549
Series 2023-03, Class C
5.770%	11/15/30	500	514,235
Series 2023-04, Class C
6.040%	12/15/31	800	826,501
Series 2024-02, Class C
5.840%	06/17/30	500	516,855
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	103,281
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	207,249
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	1,322	1,331,854
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	150	145,199
			30,745,924
Collateralized Loan Obligations — 7.0%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.672%(c)	04/20/35	750	750,018
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.774%(c)	10/20/34	750	750,214
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.599%(c)	04/18/35	750	750,790
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.664%(c)	01/20/32	743	743,083
A1

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.554%(c)	10/20/31	702	$701,624
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.611%(c)	07/18/30	629	629,650
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.695%(c)	04/24/34	1,000	1,001,067
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.733%(c)	10/15/34	750	750,823
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.714%(c)	07/20/34	250	250,059
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.547%(c)	04/30/31	158	157,890
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.624%(c)	04/20/31	693	694,328
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.664%(c)	07/20/34	500	500,789
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	01/20/35	750	750,148
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.724%(c)	07/20/34	500	500,352
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)
6.525%(c)	04/24/31	176	176,063
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.703%(c)	07/15/34	500	500,282
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.646%(c)	10/25/33	750	750,959
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.734%(c)	07/20/34	250	250,030
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
6.622%(c)	04/20/35	750	750,040
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.753%(c)	07/15/34	250	$250,181
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
0.010%(c)	10/17/37	2,750	2,750,000
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.573%(c)	04/15/31	269	269,553
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.751%(c)	10/26/34	750	750,068
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)
6.918%(c)	01/16/33	1,228	1,228,338
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34	250	250,250
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.714%(c)	07/20/34	250	250,275
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.643%(c)	10/15/32	750	750,265
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.667%(c)	07/17/34	250	250,014
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.694%(c)	07/20/31	116	116,537
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.566%(c)	10/12/30	368	368,241
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)
6.813%(c)	10/15/34	750	750,630
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)
6.843%(c)	10/13/31	444	445,109
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.783%(c)	10/15/34	250	250,127
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.594%(c)	04/20/31	110	109,955

A2

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.518%(c)	05/21/34	500	$500,839
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.743%(c)	10/15/34	250	250,130
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.704%(c)	10/20/31	355	354,562
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.736%(c)	07/10/34	1,000	1,000,508
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.574%(c)	04/20/31	504	504,088
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
6.494%(c)	05/07/31	548	548,702
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.615%(c)	10/23/31	210	210,294
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.705%(c)	10/29/34	250	250,326
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.562%(c)	10/20/32	1,750	1,751,137
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.787%(c)	01/17/30	54	54,417
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.704%(c)	07/20/34	500	500,284
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
6.823%(c)	01/15/32	493	494,086
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)
6.531%(c)	04/18/31	356	356,412
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.647%(c)	07/17/31	636	636,374
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.697%(c)	01/17/31	907	$907,344
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34	250	250,085
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.853%(c)	04/15/30	45	45,268
			28,762,608
Consumer Loans — 1.4%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	1,600	1,619,633
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	574,901
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.102%(c)	06/16/36	600	600,296
Series 2022-02A, Class A, 144A
4.890%	10/14/34	990	989,856
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	1,800	1,858,036
			5,642,722
Home Equity Loans — 0.8%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
6.413%(c)	02/25/55	800	800,000
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	939	955,028
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	129	128,430
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	329	337,509
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	87	88,246
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	89	89,466
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	570	576,697
			2,975,376
Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	28	25,643

A3

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	8	$7,622
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	42	40,023
			73,288

Total Asset-Backed Securities (cost $67,606,343)			68,199,918
Commercial Mortgage-Backed Securities — 17.2%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	263	252,938
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	246	237,602
Series 2017-BNK08, Class A3
3.229%	11/15/50	7	6,620
Series 2019-BN19, Class A1
2.263%	08/15/61	46	42,787
Series 2019-BN19, Class A2
2.926%	08/15/61	4,390	4,043,445
Series 2019-BN20, Class A2
2.758%	09/15/62	1,619	1,500,714
Series 2020-BN25, Class A3
2.391%	01/15/63	32	31,097
Series 2020-BN25, Class A4
2.399%	01/15/63	650	590,720
Series 2020-BN26, Class A3
2.155%	03/15/63	250	221,220
Series 2020-BN28, Class A3
1.584%	03/15/63	1,478	1,278,498
Series 2020-BN29, Class A1
0.549%	11/15/53	487	473,042
Series 2021-BN31, Class A3
1.771%	02/15/54	5,100	4,386,870
Series 2021-BN36, Class A1
0.801%	09/15/64	235	226,814
Series 2021-BN38, Class A1
1.274%	12/15/64	766	736,086
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	843,294
Barclays Commercial Mortgage Securities Trust,
Series 2020-C06, Class A1
1.806%	02/15/53	12	11,583
Series 2021-C10, Class ASB
2.268%	07/15/54	275	253,437
Series 2021-C11, Class A4
2.043%	09/15/54	165	143,381
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	96,096
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-B17, Class A1
1.282%	03/15/53	25	$25,060
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,273,749
Series 2020-B19, Class A4
1.546%	09/15/53	2,100	1,806,702
Series 2020-B20, Class A3
1.945%	10/15/53	750	667,740
Series 2020-B21, Class A1
0.537%	12/17/53	39	38,944
Series 2020-B21, Class A4
1.704%	12/17/53	500	427,735
Series 2020-B22, Class A1
0.509%	01/15/54	245	237,597
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	84,379
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,074,371
Series 2021-B25, Class ASB
2.271%	04/15/54	250	231,086
Series 2021-B26, Class A1
0.747%	06/15/54	1,313	1,260,347
Series 2021-B28, Class A1
0.597%	08/15/54	767	736,239
Series 2022-B35, Class ASB
4.592%(cc)	05/15/55	3,400	3,403,956
Series 2024-V05, Class A3
5.805%	01/10/57	1,500	1,570,749
BPR Trust,
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.561%(c)	09/15/38	990	967,725
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246	239,987
Series 2017-CD06, Class A4
3.190%	11/13/50	500	483,986
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class ASB
3.091%	05/10/58	107	106,003
Series 2016-C07, Class A2
3.585%	12/10/54	48	47,123
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,354,092
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	290	281,001
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	3,170	3,138,305
Series 2015-GC33, Class AAB
3.522%	09/10/58	64	63,843
Series 2015-P01, Class A4
3.462%	09/15/48	1,300	1,288,897
Series 2016-P04, Class A3
2.646%	07/10/49	20	19,349

A4

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-P07, Class AAB
3.509%	04/14/50	188	$185,485
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	993,617
Commercial Mortgage Trust,
Series 2014-CR21, Class A3
3.528%	12/10/47	34	33,462
Series 2015-CR23, Class ASB
3.257%	05/10/48	19	18,664
Series 2015-CR25, Class A3
3.505%	08/10/48	31	30,973
Series 2015-CR25, Class ASB
3.537%	08/10/48	154	153,660
Series 2015-CR26, Class A3
3.359%	10/10/48	43	42,407
Series 2015-LC21, Class A3
3.445%	07/10/48	383	380,755
Series 2015-LC21, Class A4
3.708%	07/10/48	50	49,575
Series 2015-LC23, Class A3
3.521%	10/10/48	752	739,115
Series 2015-PC01, Class A5
3.902%	07/10/50	1,253	1,244,714
Series 2016-COR01, Class A3
2.826%	10/10/49	297	286,396
Series 2016-COR01, Class ASB
2.972%	10/10/49	444	436,795
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	489,946
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	3	3,017
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,054,132
Series 2019-C16, Class A2
3.067%	06/15/52	98	91,495
Series 2019-C17, Class A4
2.763%	09/15/52	1,380	1,278,476
Series 2020-C19, Class A2
2.320%	03/15/53	2,150	1,894,392
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.403%(cc)	07/25/26	113,107	1,976,846
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	1,794	1,776,396
Series 2015-GS01, Class AAB
3.553%	11/10/48	672	665,247
Series 2019-GC42, Class A3
2.749%	09/10/52	1,000	920,450
Series 2020-GC45, Class A3
2.639%	02/13/53	100	96,357
Series 2020-GC45, Class A4
2.658%	02/13/53	100	90,940
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-GC47, Class A4
2.125%	05/12/53	1,068	$942,522
Series 2021-GSA03, Class A4
2.369%	12/15/54	100	86,695
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A5
3.639%	11/15/47	1,144	1,135,853
Series 2015-C28, Class A3
2.912%	10/15/48	428	426,519
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class ASB
2.713%	08/15/49	28	27,073
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	500	485,708
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	36	35,936
Series 2015-C23, Class A3
3.451%	07/15/50	5,839	5,787,091
Series 2015-C23, Class ASB
3.398%	07/15/50	25	24,809
Series 2015-C24, Class A4
3.732%	05/15/48	999	986,791
Series 2015-C26, Class ASB
3.323%	10/15/48	57	56,753
Series 2015-C27, Class ASB
3.557%	12/15/47	67	67,032
Series 2016-C031, Class A4
2.840%	11/15/49	510	496,305
Series 2016-C032, Class ASB
3.514%	12/15/49	457	450,885
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	350	320,890
Series 2021-L07, Class A1
0.881%	10/15/54	715	686,937
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.301%	10/15/50	246	235,924
Series 2018-C08, Class ASB
3.903%	02/15/51	239	236,824
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	332	329,888
Series 2015-LC20, Class A5
3.184%	04/15/50	400	396,244
Series 2016-BNK1, Class A3
2.652%	08/15/49	2,000	1,914,337
Series 2016-LC24, Class A4
2.942%	10/15/49	275	265,327
Series 2016-NXS05, Class A5
3.372%	01/15/59	2,028	1,997,978
Series 2017-C41, Class A2
2.590%	11/15/50	1,263	1,204,475

A5

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-C55, Class A3
2.462%	02/15/53	100	$95,164
Series 2020-C57, Class A1
0.903%	08/15/53	690	675,737

Total Commercial Mortgage-Backed Securities (cost $70,020,137)			70,508,218
Corporate Bonds — 29.5%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	665	684,729
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	1,130	1,010,350
3.550%	03/01/38	780	608,990
3.625%	03/01/48	850	587,521
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	4,887
			2,896,477
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	54	52,876
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	290	289,756
			342,632
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	40	36,096
Auto Manufacturers — 0.6%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	425	363,208
2.400%	04/10/28	545	505,187
2.400%	10/15/28	945	864,142
3.800%	04/07/25	30	29,799
5.000%	04/09/27	550	555,916
			2,318,252
Banks — 9.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	130	128,522
2.087%(ff)	06/14/29	260	240,043
2.972%(ff)	02/04/33	3,890	3,484,977
3.194%(ff)	07/23/30	35	33,138
3.384%(ff)	04/02/26	640	634,890
4.376%(ff)	04/27/28	2,720	2,723,792
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	$35,698
Sub. Notes, MTN
4.000%	01/22/25	95	94,629
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	44,241
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	1,470	1,408,931
1.904%(ff)	09/30/28	500	463,760
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	400	419,082
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	165	164,051
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	630	573,913
2.976%(ff)	11/05/30	250	232,382
3.057%(ff)	01/25/33	3,005	2,683,484
3.106%(ff)	04/08/26	275	272,322
3.400%	05/01/26	150	148,108
Sub. Notes
4.450%	09/29/27	15	15,012
5.827%(ff)	02/13/35	435	453,922
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
3.961%(ff)	11/26/25	275	274,468
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	50	47,840
1.542%(ff)	09/10/27	5,150	4,881,380
2.600%	02/07/30	25	22,939
2.615%(ff)	04/22/32	260	229,623
3.500%	01/23/25	60	59,722
3.500%	04/01/25	190	188,732
3.850%	01/26/27	170	168,443
5.049%(ff)	07/23/30	205	210,312
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	120	119,267
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	240	237,271
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	249,930
1.578%(ff)	04/22/27	260	249,195
1.953%(ff)	02/04/32	30	25,764
2.069%(ff)	06/01/29	150	138,783
2.963%(ff)	01/25/33(a)	4,735	4,257,681
4.005%(ff)	04/23/29	55	54,406
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.985%(ff)	08/07/27	725	744,126

A6

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	$277,572
4.210%(ff)	04/20/28	485	484,057
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	12,906
2.699%(ff)	01/22/31	1,040	952,816
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	4,935	4,408,119
Sub. Notes, GMTN
4.350%	09/08/26(a)	545	546,221
Sub. Notes, MTN
3.950%	04/23/27	55	54,434
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	20	18,342
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
3.375%	04/14/25	20	19,875
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	200	191,587
State Street Corp.,
Sr. Sub. Notes
2.200%	03/03/31	25	22,112
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	237,298
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	03/10/27(a)	200	193,140
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.250%	06/01/26	205	195,428
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	390	383,175
3.091%(ff)	05/14/32	250	225,371
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.679%(c)	05/12/26	1,210	1,217,233
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26	25	24,730
2.572%(ff)	02/11/31	3,210	2,915,163
3.526%(ff)	03/24/28(a)	695	681,883
3.908%(ff)	04/25/26	20	19,874
			39,496,115
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	720	706,801
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27		20	$19,415
				726,216
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29		30	28,651
5.150%	11/15/41		400	400,418
5.250%	03/02/33		1,115	1,160,582
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25		60	59,700
				1,649,351
Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25		165	164,879
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29		195	182,879
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		415	444,764
				792,522
Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	231	252,074
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		70	69,526
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		15	14,853
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25		50	49,727
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52(a)		695	646,647
				1,032,827
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		5	4,786
Diversified Financial Services — 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		1,990	1,974,190

A7

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	20	$18,803
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.750%	10/01/29	70	65,238
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28	200	183,243
2.710%	01/22/29	200	184,997
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26	250	235,799
			2,662,270
Electric — 3.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30(a)	1,445	1,272,937
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.250%	09/15/48	1,070	932,714
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	50	42,402
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	17,585
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	130	128,682
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	17,604
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	1,570	1,118,919
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	29,524
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	73,056
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	179,993
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	13,160
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,190	1,167,856
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	210	192,857
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	3,000	$2,870,759
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	203,000
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series GF
8.875%	03/01/26	2,022	2,142,433
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	39,201
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	100,967
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	500	455,340
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	158,332
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	1,621,258
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	32,115
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	42,343
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	950	928,759
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	690	675,517
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	184,575
			14,641,888
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	640	627,424
Entertainment — 0.5%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	200	208,976
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27	405	391,610
5.050%	03/15/42	1,680	1,372,257
			1,972,843

A8

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	$30,030
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	28,011
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	827,760
			855,771
Healthcare-Products — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	17,541
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,669
			22,210
Healthcare-Services — 0.9%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	1,034,921
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	60	58,902
Sr. Unsec’d. Notes
2.400%	03/15/30	292	264,302
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	60,991
HCA, Inc.,
Gtd. Notes
3.125%	03/15/27	160	155,463
3.375%	03/15/29	10	9,551
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	155	154,525
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	475	473,525
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	69,477
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	17,731
4.750%	05/15/52	720	685,902
5.000%	04/15/34	245	252,865
5.050%	04/15/53	405	402,023
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	01/15/32	30	$25,841
			3,666,019
Home Builders — 0.2%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	724,559
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,908
Insurance — 0.8%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	90	88,537
3.850%	04/05/29	550	535,760
3.900%	04/05/32	1,030	965,814
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	125	114,372
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	907	911,096
5.500%	06/15/52	500	492,675
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	48,988
			3,157,242
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.000%	04/13/25	20	19,838
Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	250	269,825
Lodging — 0.1%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	403,000
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	22,149
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	75	79,078
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32(a)	15	12,981

A9

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	275	$278,485
			370,544
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	115,679
2.300%	02/01/32	510	411,059
4.908%	07/23/25	26	25,962
5.050%	03/30/29	1,235	1,228,881
5.125%	07/01/49	1,140	914,664
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	70	64,773
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	326,932
3.500%	08/15/27	600	586,046
			3,673,996
Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	255	228,425
2.800%	10/01/29	10	9,378
			237,803
Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	45	38,140
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	20	17,984
			56,124
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	480	494,338
Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,218,272
Oil & Gas — 1.5%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,995	1,717,337
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	175	159,484
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29	790	$849,448
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26(a)	220	221,274
4.875%	04/03/28	210	213,303
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	800	747,600
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	710,025
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	13,214
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	1,460	1,463,634
			6,095,319
Packaging & Containers — 0.4%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,185,950
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	350	362,161
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	141,743
			1,689,854
Pharmaceuticals — 0.3%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	13	12,953
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29(a)	4	3,885
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	17,967
3.450%	12/15/27	30	29,342
CVS Health Corp.,
Sr. Unsec’d. Notes
5.000%	01/30/29	90	91,892
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	9	8,860
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	630	559,755
3.850%	06/22/40	55	42,831
4.000%	06/22/50	715	512,971
			1,280,456

A10

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 2.3%
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	$167,894
3.750%	05/15/30	965	922,091
4.950%	05/15/28	305	309,580
4.950%	06/15/28	500	508,527
5.150%	03/15/45	1,080	1,006,658
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	38,196
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24	25	24,971
4.950%	03/14/52	1,125	1,009,693
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	30	29,960
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	600,484
4.450%	09/01/49	595	497,018
5.850%	01/15/26	200	203,050
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	2,150	2,044,746
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	1,273,175
6.250%	07/01/52	305	328,251
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	247,460
4.000%	09/15/25	65	64,605
			9,276,359
Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	589,949
Real Estate Investment Trusts (REITs) — 1.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	13,833
2.500%	08/16/31	5	4,342
4.050%	07/01/30	1,980	1,921,977
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	5	4,373
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	96,622
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	38,663
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	$36,630
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	2,400	2,410,495
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	50	42,645
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	340,117
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	14,634
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,693,257
2.700%	07/15/31	20	17,468
			6,635,056
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	300	276,676
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	14,790
			291,466
Semiconductors — 0.6%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	470	401,832
3.419%	04/15/33	2,275	2,066,718
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	29,471
			2,498,021
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	50	49,441
4.300%	07/08/34	959	928,217
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25	20	19,849
			997,507
Telecommunications — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,413,154
3.550%	09/15/55	1,360	993,668
4.300%	02/15/30	415	414,503

A11

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	2,935	$2,615,131
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	255	218,053
2.355%	03/15/32	318	273,915
2.550%	03/21/31(a)	390	348,373
3.150%	03/22/30(a)	200	188,506
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35	475	474,281
			6,939,584
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	215	218,104

Total Corporate Bonds (cost $121,807,089)			120,935,002
Residential Mortgage-Backed Securities — 2.4%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	673	632,085
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	493	447,142
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	486	483,713
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	249	248,592
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.780%(c)	10/25/43	435	436,515
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	408	394,187
Fannie Mae REMIC,
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.670%(c)	08/25/52	4,668	524,113
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.180%(c)	04/25/42	2,181	2,255,818
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.430%(c)	09/25/42	552	558,363
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	195	5,203
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Strips,
Series 406, Class PO, PO
1.210%(s)	10/25/53		1,019	$856,469
Government National Mortgage Assoc.,
Series 2019-70, Class SJ, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.889%(c)	06/16/38		13,106	1,282,867
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		509	19,328
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		679	23,584
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		635	25,191
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		1,320	47,763
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		493	14,997
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,012	30,670
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,043	27,643
Series 2022-93, Class IO
3.000%	08/20/51		2,523	271,375
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		396	379,271
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.374%(c)	06/24/71	EUR	133	147,685
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		300	277,903
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		500	499,839

Total Residential Mortgage-Backed Securities (cost $8,570,728)				9,890,316
Sovereign Bonds — 1.4%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25(a)		400	388,638
Gov’t. Gtd. Notes, Series DTC
1.750%	10/17/24		2,200	2,196,532
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		680	674,263

A12

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30		685	$593,739
3.300%	03/15/28		1,000	985,083
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30		200	174,474
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	400	457,282
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	269	281,284

Total Sovereign Bonds (cost $5,770,403)				5,751,295
U.S. Government Agency Obligations — 27.9%
Federal Home Loan Bank
4.250%	09/10/32		850	860,120
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		131	117,421
1.500%	06/01/36		148	132,127
2.000%	02/01/36		773	709,611
2.000%	05/01/42		408	353,312
2.000%	04/01/51		80	66,568
2.000%	06/01/51		3,806	3,163,159
2.000%	07/01/51		503	417,883
2.000%	09/01/51		2,136	1,794,120
2.500%	10/01/35		678	642,262
2.500%	07/01/51		1,810	1,572,819
2.500%	08/01/51		1,721	1,495,112
3.000%	09/01/46		1,033	948,783
3.000%	12/01/46		501	459,456
3.000%	09/01/50		4,660	4,244,315
3.000%	02/01/52		464	417,297
3.000%	02/01/52		889	806,857
3.500%	06/01/37		341	333,632
3.500%	03/01/48		560	531,194
3.500%	07/01/52		3,022	2,814,194
4.000%	05/01/52		1,238	1,190,821
4.500%	07/01/52		1,576	1,549,561
5.000%	06/01/52		1,673	1,676,626
5.000%	11/01/52		446	446,503
5.500%	01/01/53		3,697	3,742,543
5.500%	02/01/53		987	999,044
6.000%	12/01/52		854	876,174
6.750%	09/15/29		90	102,669
6.750%	03/15/31		1,230	1,438,345
Federal National Mortgage Assoc.
0.875%	08/05/30		175	149,112
1.500%	01/01/36		1,650	1,480,415
1.500%	04/01/36		143	127,533
1.500%	06/01/36		151	135,221
1.500%	11/01/50		439	347,839
1.500%	02/01/51		4,578	3,625,593
2.000%	03/01/31		354	337,541
2.000%	01/01/32		733	694,457
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	02/01/37	1,263	$1,156,519
2.000%	05/01/37	502	459,404
2.000%	05/01/42	1,605	1,386,453
2.000%	10/01/50	1,164	970,059
2.000%	12/01/50	116	96,786
2.000%	01/01/51	1,476	1,229,701
2.000%	02/01/51	41	34,117
2.000%	04/01/51	3,259	2,710,149
2.000%	05/01/51	2,357	1,959,460
2.000%	08/01/51	2,536	2,102,828
2.500%	07/01/32	373	357,156
2.500%	08/01/32	415	397,988
2.500%	09/01/32	398	381,791
2.500%	01/01/35	380	360,080
2.500%	07/01/35	1,427	1,368,293
2.500%	12/01/36	414	391,183
2.500%	04/01/51	462	401,733
2.500%	06/01/51	2,596	2,258,102
2.500%	08/01/51	422	366,670
2.500%	02/01/52	2,089	1,825,478
2.500%	04/01/52	1,072	937,737
3.000%	05/01/35	1,238	1,192,990
3.000%	06/01/36	980	949,038
3.000%	07/01/36	762	734,767
3.000%	02/01/52	1,680	1,511,470
3.000%	04/01/52	978	879,662
3.000%	04/01/52	2,153	1,956,524
3.500%	05/01/48	2,471	2,332,199
3.500%	02/01/52	853	799,062
3.500%	03/01/52	834	787,533
3.500%	05/01/52	2,996	2,789,921
4.000%	01/01/50	436	424,060
4.000%	05/01/50	454	441,548
4.000%	06/01/52	964	925,443
4.000%	08/01/52	1,236	1,187,824
4.336%(s)	03/17/31	710	548,983
4.500%	07/01/52	203	199,497
4.500%	01/01/53	500	492,222
5.000%	06/01/52	794	795,408
5.000%	10/01/52	444	444,390
6.000%	01/01/53	2,293	2,347,068
6.000%	09/01/53	482	493,218
6.625%	11/15/30	290	335,493
Government National Mortgage Assoc.
2.000%	10/20/50	1,983	1,683,165
2.000%	01/20/51	1,434	1,216,699
2.000%	10/20/51	446	378,237
2.000%	11/20/51	474	401,794
2.500%	07/20/51	1,147	1,011,618
2.500%	08/20/51(k)	6,416	5,654,941
3.000%	03/20/47	1,172	1,082,555
3.000%	01/20/50	526	482,970
3.000%	06/20/51	1,477	1,348,438
3.000%	10/20/51	2,043	1,863,987
3.000%	11/20/51	810	738,435
3.500%	06/20/42	402	385,978
3.500%	03/20/43	239	229,058

A13

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	06/20/46	2,616	$2,489,919
3.500%	02/20/52	2,512	2,359,143
4.000%	09/20/47	1,727	1,692,403
4.000%	02/20/48	133	129,818
4.000%	04/20/48	410	399,696
4.000%	06/20/52	457	441,811
4.500%	08/20/48	1,234	1,234,283
4.500%	05/20/52	887	877,438
5.500%	TBA	500	504,815
5.500%	01/20/53	2,369	2,395,948
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	123,985
4.375%	08/01/34	415	423,094

Total U.S. Government Agency Obligations (cost $115,553,768)			114,070,474
U.S. Treasury Obligations — 5.2%
U.S. Treasury Bonds
2.000%	11/15/41	2,630	1,934,283
2.250%	05/15/41(k)	3,680	2,852,575
2.375%	05/15/51	2,390	1,686,444
3.000%	02/15/49	5,300	4,290,515
3.875%	02/15/43	4,500	4,342,500
U.S. Treasury Strips Coupon
3.072%(s)	08/15/37	1,465	863,949
3.229%(s)	05/15/41	4,540	2,213,605
3.255%(s)	08/15/42	1,980	904,922
3.273%(s)	05/15/43	5,150	2,267,006
4.920%(s)	08/15/48	305	105,964

Total U.S. Treasury Obligations (cost $22,404,004)			21,461,763

Total Long-Term Investments (cost $411,732,472)			410,816,986

	Shares
Short-Term Investments — 2.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	2,135,621	2,135,621
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $6,582,280; includes $6,542,430 of cash collateral for securities on loan)(b)(wb)	6,586,885	6,584,249

Total Short-Term Investments (cost $8,717,901)		8,719,870

TOTAL INVESTMENTS—102.4% (cost $420,450,373)		419,536,856

Liabilities in excess of other assets(z) — (2.4)%		(9,800,613)

Net Assets — 100.0%		$409,736,243

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,405,609; cash collateral of $6,542,430 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

A14

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/15/24	$(500)		$(413,281)
Federal National Mortgage Assoc.	3.000%	TBA	11/14/24	(4,500)		(4,043,139)
Federal National Mortgage Assoc.	3.500%	TBA	11/14/24	(3,000)		(2,795,729)
Federal National Mortgage Assoc.	4.500%	TBA	10/15/24	(500)		(491,514)
Government National Mortgage Assoc.	3.000%	TBA	10/21/24	(3,000)		(2,735,387)
Government National Mortgage Assoc.	3.500%	TBA	10/21/24	(1,500)		(1,409,173)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $11,924,336)						$(11,888,223)

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	2 Year U.S. Treasury Notes	Dec. 2024	$624,727	$2,026
119	5 Year U.S. Treasury Notes	Dec. 2024	13,076,054	3,837
124	10 Year U.S. Ultra Treasury Notes	Dec. 2024	14,668,813	(3,773)
56	20 Year U.S. Treasury Bonds	Dec. 2024	6,954,500	(22,425)
167	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	22,226,656	(188,015)
				(208,350)
Short Position:
20	10 Year U.S. Treasury Notes	Dec. 2024	2,285,625	8,879
				$(199,471)
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/24	SSB	EUR	1,027	$1,144,291	$1,143,199	$—	$(1,092)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/24	BOA	EUR	1,027	$1,148,211	$1,143,199	$5,012	$—
Expiring 11/05/24	SSB	EUR	1,027	1,145,908	1,144,887	1,021	—
				$2,294,119	$2,288,086	6,033	—
						$6,033	$(1,092)
A15

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	760	$(420)	$(296)	$(124)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	255	(141)	(99)	(42)	BARC
					$(561)	$(395)	$(166)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	760	0.147%	$258	$272	$(14)	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	265	0.147%	90	127	(37)	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	255	0.147%	87	91	(4)	BARC
						$435	$490	$(55)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	385	3.057%	$24,115	$30,439	$6,324
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	1,000	3.303%	72,686	74,500	1,814
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	19,340	0.528%	438,253	438,300	47
					$535,054	$543,239	$8,185
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A16